Summary of significant accounting policies - Acquisition of subsidiares (Details) $ in Thousands, ₽ in Millions		12 Months Ended
	Feb. 03, 2021 USD ($) company	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 RUB (₽)
Acquisition of subsidiaries
Number of game development studios acquired | company	2
Goodwill		$ 1,501
Goodwill recognised at the acquisition date		1,473
Translation reseve		28
Bargain purchase on acquisition		79
Net loss before tax from continuing operations		(116,317)	$ 111	$ (35,519)
Revenue		434,094
Net loss from continuing operations		118,576
Nexters Online LLC and Nexters Studio LLC
Acquisition of subsidiaries
Total consideration	$ 1,247							₽ 93
Nexters Online LLC
Acquisition of subsidiaries
Percentage of voting interest acquired	100.00%							100.00%
Total consideration	$ 163
Goodwill	$ 191
Net loss before tax from continuing operations		2,219
Nexters Studio LLC
Acquisition of subsidiaries
Percentage of voting interest acquired	100.00%							100.00%
Total consideration	$ 1,084
Goodwill	$ 1,274
Net loss before tax from continuing operations		16,563
NHW Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired						100.00%	100.00%
Total consideration						$ 24	€ 20,000
Goodwill						$ 8
Net loss before tax from continuing operations		13
Game Positive LLC
Acquisition of subsidiaries
Percentage of voting interest acquired					70.00%
Total consideration					$ 1
Goodwill					$ 79
Bargain purchase on acquisition		79
Goodwill expected to be deductible for tax purpose		0
Net loss before tax from continuing operations		$ 134